Investments in Subsidiaries	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in Subsidiaries

NOTE 3 – INVESTMENTS IN SUBSIDIARIES

The Company owns interests in the following entities which was recorded at their book value since they were related party common control acquisitions.

	Investment	Ownership %

Aqua Mining (PNG)	34	90%

As Aqua Mining (PNG) Ltd was acquired from a related entity, Five Arrows Limited (see Note 10 – Business Combinations), the shares were recorded in the accounts at their true cost value.

NOTE 3 – INVESTMENTS IN SUBSIDIARIES

The Company owns interests in the following entities which was recorded at their book value since they were related party common control acquisitions.

	Investment	Ownership %

Aqua Mining (PNG)	34	90%

As Aqua Mining (PNG) Ltd was acquired from a related entity, Five Arrows Limited (see Note 10 – Business Combinations), the shares were recorded in the accounts at their true cost value.